Financial result (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of other financial income and financial expenses
Other financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	(Euros in thousands)		(Euros in thousands)
Interest income	2,744	69	4,999	75
Foreign currency gains	1,210	6,946	1,749	8,699

Other financial income	3,954	7,015	6,748	8,774

Interest expenses	(206)	(376)	(401)	(538)
Foreign currency losses	(805)	(31)	(4,119)	(986)
Losses on financial instruments	(133)	—	(133)	—

Other financial expenses	(1,144)	(407)	(4,653)	(1,524)
Change in fair value of liabilities for warrants	(13,105)	(2,786)	(5,708)	13,743
Financial result	(10,295)	3,822	(3,613)	20,993